SEGMENT REPORTING - Net revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SEGMENT REPORTING
Total net revenues	¥ 49,288,095	$ 7,034,825	¥ 34,474,814	¥ 24,903,166
Revenues from product sales
SEGMENT REPORTING
Total net revenues	37,694,400	5,380,100	26,729,523	18,677,390
Other products
SEGMENT REPORTING
Total net revenues	2,319,079	330,999	1,685,413	1,241,868
Others
SEGMENT REPORTING
Total net revenues	758,585	108,272	543,025	557,642
Revenues from partnership stores
SEGMENT REPORTING
Total net revenues	11,593,690	1,654,752	7,745,291	6,225,776
Reconciliation, Other revenues
SEGMENT REPORTING
Total net revenues	284,476	40,603	137,987	32,670
PRC Segment | Operating segment
SEGMENT REPORTING
Total net revenues	49,003,619	6,994,222	34,336,827	24,870,496
PRC Segment | Operating segment | Revenues from product sales
SEGMENT REPORTING
Total net revenues	37,413,748	5,340,015	26,591,586	18,644,720
PRC Segment | Operating segment | Freshly brewed drinks
SEGMENT REPORTING
Total net revenues	34,344,185	4,901,900	24,365,054	16,845,573
PRC Segment | Operating segment | Other products
SEGMENT REPORTING
Total net revenues	2,311,145	329,867	1,683,648	1,241,512
PRC Segment | Operating segment | Others
SEGMENT REPORTING
Total net revenues	758,418	108,248	542,884	557,635
PRC Segment | Operating segment | Revenues from partnership stores
SEGMENT REPORTING
Total net revenues	¥ 11,589,871	$ 1,654,207	¥ 7,745,241	¥ 6,225,776